DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
DFA Intermediate Government Fixed Income Portfolio
INVESTMENT OBJECTIVE
The investment objective of the DFA Intermediate Government Fixed Income Portfolio (the “Intermediate Government Portfolio”) is to earn current income consistent with preservation of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the Intermediate Government Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS
Management Fee	0.10%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.12%

Example
This Example is meant to help you compare the cost of investing in the Intermediate Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO | INSTITUTIONAL CLASS | USD ($)	12	39	68	154

Portfolio Turnover
The Intermediate Government Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 29% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Intermediate Government Portfolio primarily invests in high quality, low-risk obligations of the U.S. Government and its agencies with maturities between five and fifteen years. The Intermediate Government Portfolio normally invests in non-callable obligations issued or guaranteed by the U.S. Government and U.S. government agencies, AAA-rated, dollar-denominated obligations of foreign governments, obligations of supranational organizations, and futures contracts on U.S. Treasury securities. Since government guaranteed mortgage-backed securities are considered callable, such securities will not be included in the Portfolio.

Generally, the Intermediate Government Portfolio will purchase securities with maturities between five and fifteen years from the date of settlement. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements and ordinarily will have an average weighted maturity, based upon market values, between three to ten years. In any event, as a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income government securities and maintain a weighted average portfolio maturity between three and ten years.

The Intermediate Government Portfolio may invest a portion of its assets in the obligations of foreign governments. Those obligations at the time of purchase must be either rated in the highest rating category of a nationally recognized statistical rating organization or, in the case of any obligation that is unrated, of comparable quality. The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. The Portfolio also may invest in futures contracts on U.S. Treasury securities or options on such contracts for the purposes of remaining fully invested and maintaining liquidity to pay redemptions. However, the Portfolio will not purchase futures contracts or options thereon if as a result more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

The Intermediate Government Portfolio may lend its portfolio securities to generate additional income.
PRINCIPAL RISKS
Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Intermediate Government Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Intermediate Government Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause the Intermediate Government Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Intermediate Government Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Intermediate Government Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Intermediate Government Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Intermediate Government Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced in periods of market turmoil.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Intermediate Government Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Intermediate Government Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the Intermediate Government Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Intermediate Government Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
DFA Intermediate Government Fixed Income Portfolio Institutional Class Shares Total Returns (%)

January 2005-December 2014
Highest Quarter	Lowest Quarter
9.29 (10/08-12/08)	-3.28 (4/13-6/13)

Periods ending December 31, 2014 Annualized Returns (%)
Average Annual Total Returns - DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO	One Year	Five Years	Ten Years
INSTITUTIONAL CLASS	5.18%	4.25%	4.76%
INSTITUTIONAL CLASS | Return After Taxes on Distributions	4.05%	3.06%	3.35%
INSTITUTIONAL CLASS | Return After Taxes on Distributions and Sale of Portfolio Shares	3.02%	2.86%	3.19%
Barclays Capital U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)	4.92%	3.70%	4.29%